Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Property and Equipment
4.	Property and Equipment

Property and equipment as of March 31, 2025 and December 31, 2024 consisted of the following:

	March 31,	December 31,
	2025	2024
Computers and office equipment	$187,008	$187,008
Vehicles	11,938	11,938
Leasehold improvements	6,113	6,113
Software	474,183	474,183
Machinery and equipment	838,800	838,800
Total	1,518,042	1,518,042

Less: accumulated depreciation	(794,507)	(732,804)
Equipment, net	$723,535	$785,238

During the three months ended March 31, 2025 and 2024, the Company recorded depreciation expense of $61,703 and $62,646, respectively.

4. Property and Equipment

Property and equipment as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
Computers and office equipment	$187,008	$175,008
Vehicles	11,938	11,938
Leasehold improvements	6,113	6,113
Software	474,183	472,197
Machinery and equipment	838,800	838,800
Total	1,518,042	1,504,056

Less: accumulated depreciation	(732,804)	(477,763)
Equipment, net	$785,238	$1,026,293

During the years ended December 31, 2024 and 2023, the Company recorded depreciation expense of $255,041 and $164,954, respectively.